PROPERTY, PLANT, AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss			$ 0		$ 14,770,000
Depreciation	$ 2,584,157	$ 1,680,595	$ 14,264,452	$ 7,050,864	8,023,596	$ 379,256
Accumulated depreciation					5,969,367
Mullen Elms Segment [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss					13,519,492
Mullen Or Electric Last Mile Solutions Inc [Member]
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss					$ 13,519,492